MINERAL PROPERTIES, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
MINERAL PROPERTIES, PLANT AND EQUIPMENT [Text Block]

10. MINERAL PROPERTIES, PLANT AND EQUIPMENT

(a) Mineral properties, plant and equipment comprise:

	Mineral		Machinery &		Transport &
	properties	Plant	equipment	Building	office equipment	Total
Cost

Balance at December 31, 2018	516,227	102,501	66,255	12,344	12,234	709,561

Additions	18,040	1,509	10,292	612	1,101	31,554
Disposals	(45)	—	(71)	—	—	(116)

Balance at December 31, 2019	$534,222	$104,010	$76,476	$12,956	$13,335	$740,999

Additions	18,656	2,506	7,762	358	808	30,090
Disposals	—	(71)	(3,235)	—	(1,366)	(4,672)

Balance at December 31, 2020	$552,878	$106,445	$81,003	$13,314	$12,777	$766,417

Accumulated amortization and impairment

Balance at December 31, 2018	465,901	88,498	47,813	9,674	8,898	620,784

Amortization	23,862	3,698	2,970	186	1,184	31,900
Disposals	—	—	(18)	—	—	(18)

Balance at December 31, 2019	$489,763	$92,196	$50,765	$9,860	$10,082	$652,666

Amortization	18,676	4,472	4,471	306	1,286	29,211
Impairments, net	1,896	(1,782)	310	—	—	424
Disposals	—	(71)	(2,424)	—	(1,344)	(3,839)

Balance at December 31, 2020	$510,335	$94,815	$53,122	$10,166	$10,024	$678,462

Net book value
At December 31, 2019	$44,459	$11,814	$25,711	$3,096	$3,253	$88,333
At December 31, 2020	$42,543	$11,630	$27,881	$3,148	$2,753	$87,955

Included in Mineral properties is $14,504 in acquisition costs for exploration and evaluation properties (December 31, 2019 - $12,619).

The Company's Mexican operations are subject to an Environmental Royalty Tax of 0.5% of gross sales and in 2020, the Company recognized $692 in royalty expense for the Environmental Royalty (2019 - $631).

As of December 31, 2020, the Company has $955 committed to capital equipment purchases.

(b) Guanaceví, Mexico

In 2005, the Company acquired mining properties and related assets to the Guanaceví silver-gold mines located in the state of Durango, Mexico. Certain concessions in the district retained a 3% net proceeds royalty on future production. In 2020, the Company had no royalty expense on these properties (2019 - $473).

These properties and subsequently acquired property concessions in the Guanaceví district are maintained with nominal property tax payments to the Mexican government.

On July 5, 2019, the Company acquired a 10 year right to explore and exploit the El Porvenir and El Curso properties from Ocampo Mining S.A. de C.V. ("Ocampo"). The Company has agreed to meet certain minimum production targets from the properties, subject to various terms and conditions, and pay Ocampo a $12 dollar fixed per tonne production payment plus a floating net smelter return ("NSR") royalty based on the spot silver price as follows:

• 4% NSR when the silver price obtained is less than or equal to $15 dollars per oz

• 9% NSR when the silver price obtained is greater than $15 dollars and up to $20 dollars per oz

• 13% NSR when the silver price obtained is greater than $20 dollars and up to $25 dollars per oz

• 16% NSR when the silver obtained is greater than $25 dollars per oz

Both properties cover extensions of the Guanaceví ore bodies with the El Porvenir concession adjacent to the Company's operating Porvenir Norte mine and the El Curso concession adjacent to the Company's Porvenir Cuatro mine. In 2020, the Company expensed $6,989 in per tonne production charges and royalties on these properties (2019 - $704).

(c) Bolañitos, Mexico

In 2007, the Company acquired the exploitation contracts, mining properties and related assets to the Bolañitos silver-gold mines located in the northern parts of the Guanajuato and La Luz silver districts in the state of Guanajuato, Mexico.

The Company holds various property concessions in the Guanajuato District that it maintains with nominal property tax payments to the Mexican government.

(d) El Compas, Mexico

In 2016, the Company issued 2,147,239 common shares to Canarc Resource Corp. ("Canarc"), a related party company, and assumed Canarc's obligation to pay an aggregate of 165 troy ounces of gold (paid) to Marlin Gold Mining Ltd to acquire a 100% interest in Canarc's wholly owned subsidiary, Oro Silver Resources Ltd., which owns the El Compas project through its wholly owned Mexican subsidiary, Minera Oro Silver de Mexico SA de CV ("Minera Oro Silver").

The 3,990 hectare El Compas project located in Zacatecas, Mexico includes 28 concessions fully permitted for mining with 22 concessions subject to a 1.5% net smelter return royalty and six concessions subject to a 3.0% net smelter return royalty. In 2020, the Company expensed $473 in royalties on these properties (2019 - $226).

Minera Oro Silver also holds a five-year lease, renewable in 2021 for an additional five years, on a 500 tonne per day ore processing plant located in Zacatecas, Mexico for a total annual lease cost of 1,632,000 Mexican Pesos (approximately $90), adjusted annually for inflation. At acquisition, the plant was not operational and required significant capital investment to restore to an operational state. During 2018, the Company refurbished and commenced commissioning of the processing plant with commercial production achieved in Q1, 2019. Subsequent to December 31, 2020, the Company renewed the plant lease.

Acquisition of Veta Grande Properties

On April 24, 2017, the Company entered into a definitive agreement with Impact Silver Corp. ("Impact Silver") to acquire a 100% interest in Impact Silver's Veta Grande properties, located in the Zacatecas state, Mexico ("the agreement"). On June 5, 2017, Endeavour paid $500 through the issuance of 154,321 common shares.

Acquisition of Calicanto Properties

On July 21, 2016, the Company entered into a definitive agreement with Compania Minera Estrella de Plata SA de CV. ("Compania Minera Estrella") to acquire a 100% interest, subject to a 3% NSR, in Compania Minera Estrella's Calicanto properties, located in the Zacatecas state, Mexico. On February 1, 2017, Endeavour completed the purchase with a payment of $400 and in 2018 exercised an option to purchase the 3% NSR for $45.

On September 8, 2017, the Company entered into a concession division agreement with Capstone Mining Corp. (“Capstone”) whereby the Company has the right to explore and mine for precious metals above 2,000 metres above sea level on Capstone’s Toro del Cobre concessions, which is adjacent to Calicanto.  In return, the Company has granted Capstone the right to explore and mine for base metals below the elevation of 2,000 metres above sea level.  Capstone has granted the Company a 1% NSR on all Capstone base metal production from on Endeavour property and Endeavour has granted Capstone a 1% NSR on all Endeavour precious metal production on Capstone property.

(e)   El Cubo, Mexico

In 2012, the Company acquired the exploitation contracts, mining properties and related assets to the El Cubo silver-gold mine located in the northern parts of the Guanajuato and La Luz silver districts in the state of Guanajuato, Mexico. The Company suspended mining operations at El Cubo on November 30, 2019 and the mine remains on care and maintenance.

On December 15, 2020, the Company signed a binding letter agreement to sell its El Cubo mine and related assets to VanGold Mining Corp. ("VanGold") for $15.0 million in cash and share payments plus additional contingency payments.

VanGold will pay $15.0 million for the El Cubo assets as follows:

  $0.5 million cash down-payment (received)
  $7.0 million cash on closing on or before March 17, 2021
  $5.0 million in VanGold common shares on closing - priced at CDN$0.30 per share for a total of 21,331,058 shares of VanGold
  $2.5 million in an unsecured promissory note due and payable within 12 months from closing

VanGold has also agreed to pay the Company up to an additional $3.0 million in contingent payments based on the following events:

  $1.0 million upon VanGold producing 3.0 million silver equivalent ounces from the El Cubo mill
  $1.0 million if the price of gold closes at or above US$2,000 dollars per ounce for 20 consecutive days within two years after closing
  $1.0 million if the price of gold closes at or above US$2,200 dollars per ounce for 20 consecutive days within two years after closing

Closing of the sale is subject to satisfaction of certain conditions including final due diligence by VanGold, financing and receipt of all requisite third party and regulatory approvals, including the acceptance of the TSXV on or before March 17, 2021, failing which either VanGold or the Company may terminate the agreement  If the tax lien on the assets (note 23(a)) is not removed on or before closing, VanGold shall be intitled to withhold from the purchase price an amount sufficient to remove the tax lien.

(f) Terronera, Mexico

In February 2013, the Company acquired a 100% interest in the Terronera project, located in Jalisco, Mexico. The Company is required to pay a 2% NSR royalty on any production from the Terronera properties.

On September 23, 2020, the Company entered into an option agreement to acquire a 100% interest in the La Sanguijuela property, located adjacent to the existing Terronera properties. The agreement requires payments totaling $550 over a four-year period with the Company required to pay a 2% NSR on any production from the property.

These properties and subsequently acquired property concessions in the Terronera district are maintained with nominal property tax payments to the Mexican government.

(g) Acquisition of Parral Properties

On September 13, 2016, the Company entered into a definitive agreement with Silver Standard Resources Inc. ("Silver Standard") to acquire a 100% interest in Silver Standard's Parral properties, located in the historic silver mining district of Hidalgo de Parral in southern Chihuahua state, Mexico. On October 31, 2016, Endeavour paid $5,300 through the issuance of 1,198,083 common shares.

In addition, the Company committed to spending $2,000 (completed in 2018) in exploration on two of the properties (the San Patricio and La Palmilla properties) over the two-year period following the closing of the transaction. Silver Standard will also retain a 1% net smelter returns royalty on production from the San Patricio and La Palmilla properties.

(h) Guadalupe Y Calvo, Mexico

In 2012, the Company acquired the Guadalupe Y Calvo exploration project in Chihuahua, Mexico.

In 2014, the Company acquired the La Bufa exploration property, which is adjacent to the Guadalupe y Calvo exploration property in Chihuahua, Mexico. The property is subject to a 2% net smelter return royalty on mineral production.

Subsequent to December 31, 2020, the Company granted an option to purchase the Guadalupe Y Calvo project to Ridgestone Mining Inc. ("Ridgestone") whereby Ridgestone has the right to acquire a 100% interest in the project through payments totaling $1.5 million over a 4 year period, issuing $1.75 million in shares, plus a requirement to spend $0.75 million in exploration expenditures. The Company will retain a 2% NSR with a provision for Ridgestone to buy back the 2% NSR for $2.0 million prior to the commencement of commercial production.

These properties and subsequently acquired property concessions acquired by the Company in the district are maintained with nominal property tax payments to the Mexican government.

(i) Exploration projects, Chile

Cerro Marquez - Las Palcas

In October 2016, the Company entered into an option agreement with Minera Cerro Marquez to acquire 100% interest in the Las Palcas project in Santiago, Chile for a total of $2.5 million to be paid over a four year period with the final payment of $2.3 million due in October 2020. The interest is subject to a net smelter return ("NSR") royalty of 2% with the Company entitled purchase the royalty for $1.2 million for each 1% of the NSR. In October 2020, the Company signed an addendum agreement and paid $0.2 to defer the final payment to October 2021. The addendum also extended by one year the Company's commitment to spend $1.5 million on exploration expenses in the property within forty-eight months from the date of the option agreement.

Aida Properties

In July 2018, the Company entered into an option agreement to acquire 100% interest in the Aida properties: Patricia II, Patricia III and SLM Ignacia located in Chile for a total of $3.2 million to be paid over a five year period. The properties are subject to a 2% NSR with the right to buy the NSR for each of the properties for $2.0 million. Payments totaling $0.4 million for 2018 and 2019 have been made but the 2020 payment has been postponed until the Company receives certain permits.

Paloma Properties

In December 2018, the Company signed an option agreement to acquire up to a 70% interest in the Paloma project in Antofagasta province, Chile. The Company can acquire its initial 51% interest by paying $0.75 million and spending $5.0 million over five years with the final payment due in 2023, followed by a second option to acquire 70% by completing a Preliminary Economic Assessment and a Preliminary Feasibility Study. The property is subject to a 2% NSR.

(j) Mineral property contingencies

The Company has entered into other non-material option agreements on exploration properties in Mexico and Chile.

Management believes the Company has diligently investigated rights of ownership of all its mineral properties to a level which is acceptable by prevailing industry standards with respect to the current stage of development of each property in which it has an interest and, to the best of its knowledge, all agreements relating to such ownership rights are in good standing. However, all properties may be subject to prior claims, agreements or transfers, and rights of ownership may be affected by undetected defects.